About the presentation of our financial statements - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pound sterling
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.24	1.24	1.38
Year-end	1.28	1.21	1.35
Australian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.66	0.69	0.75
Year-end	0.69	0.68	0.73
Canadian dollar
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.74	0.77	0.80
Year-end	0.76	0.74	0.78
Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	1.08	1.05	1.18
Year-end	1.11	1.07	1.13
South African rand
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average	0.054	0.061	0.068
Year-end	0.054	0.059	0.063